Employee Benefit Plans (Schedule Of Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2021	$ 186
2022	189
2023	192
2024	195
2025	197
2026-30	975
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2021	49
2022	51
2023	52
2024	53
2025	54
2026-30	$ 271